Leases (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease, Cost
The components of lease related costs, net for the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Operating lease cost	$7,208	$7,537	$9,229
Variable lease cost	1,549	1,525	2,217
Operating lease cost	8,757	9,062	11,446
Short-term lease cost	89	12	88
Total lease cost, net	$8,846	$9,074	$11,534

Schedule of Operating Lease Liability, Maturity
As of December 31, 2023, future minimum payments for the next five years and thereafter are as follows (in thousands):

Operating Leases
Years Ending December 31,
2024	$9,405
2025	5,830
2026	5,408
2027	5,570
2028	5,737
Thereafter	13,016
Total	$44,966
Less present value discount	(11,923)
Operating lease liabilities	$33,043